Condensed Financial Statements of Parent Company - Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	$ 10,514	¥ 74,648	¥ 122,801	¥ 240,351
Prepayments and other current assets	19,427	137,933	158,811
Total current assets	49,155	348,996	481,825
Other non-current assets	94	666	2,902
Total non-current assets	9,073	64,415	99,711
Total assets	58,228	413,411	581,536
Current liabilities:
Total current liabilities	113,784	807,853	990,034
Non-current liabilities:
Non-current liabilities	276,034	1,959,816	1,767,806
Total liabilities	389,818	2,767,669	2,757,840
Shareholders’ deficit:
Additional paid-in capital	716,456	5,086,766	5,049,458
Treasury stock (US$0.0001 par value; 4,085,608 and 4,085,608 shares as of December 31, 2022 and 2023, respectively)	(20,033)	(142,229)	(142,229)
Accumulated other comprehensive loss	(22,183)	(157,502)	(102,834)
Accumulated deficit	(1,228,816)	(8,724,500)	(8,395,184)
Total shareholders' deficit		(3,937,388)	(3,590,739)	¥ (2,389,556)	¥ (1,285,363)
Total liabilities, mezzanine equity and shareholders' deficit	58,228	413,411	581,536
Common Class A [Member]
Shareholders’ deficit:
Common stock, value	4	26	26
Common Class B [Member]
Shareholders’ deficit:
Common stock, value	3	24	24
Parent Company [Member]
Current assets:
Cash and cash equivalents	6,115	43,409	50,989
Amount due from subsidiaries and VIEs of the Company	532,881	3,783,399	3,698,706
Prepayments and other current assets	1,328	9,436	2,935
Total current assets	540,324	3,836,244	3,752,630
Other non-current assets			1,476
Total non-current assets			1,476
Total assets	540,324	3,836,244	3,754,106
Current liabilities:
Accrued expenses and other current liabilities			978
Amounts due to subsidiaries and VIEs of the Company	32,438	230,306	181,598
Total current liabilities	32,438	230,306	182,576
Non-current liabilities:
Convertible loan	273,924	1,944,834	1,746,188
Investment deficit of subsidiaries and VIEs	788,531	5,598,492	5,416,081
Non-current liabilities	1,062,455	7,543,326	7,162,269
Total liabilities	1,094,893	7,773,632	7,344,845
Shareholders’ deficit:
Additional paid-in capital	716,456	5,086,766	5,049,458
Treasury stock (US$0.0001 par value; 4,085,608 and 4,085,608 shares as of December 31, 2022 and 2023, respectively)		(142,229)	(142,229)
Treasury stock (US$0.0001 par value; 4,085,608 and 4,085,608 shares as of December 31, 2022 and 2023, respectively) | $	(20,033)
Accumulated other comprehensive loss	(22,183)	(157,502)	(102,834)
Accumulated deficit	(1,228,816)	(8,724,473)	(8,395,184)
Total shareholders' deficit	(554,569)	(3,937,388)	(3,590,739)
Total liabilities, mezzanine equity and shareholders' deficit	540,324	3,836,244	3,754,106
Parent Company [Member] | Common Class A [Member]
Shareholders’ deficit:
Common stock, value	4	26	26
Parent Company [Member] | Common Class B [Member]
Shareholders’ deficit:
Common stock, value	$ 3	¥ 24	¥ 24